Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	₩ 76,009,201	₩ 57,466,678	₩ 64,785,709
Profit before income tax expense	9,389,809	1,972,764	3,126,534
Assets	92,298,890	79,683,676
Liabilities	37,584,924	32,080,153
Interest income	292,243	372,174	352,384
Interest expenses	(439,826)	(638,797)	(755,711)
Depreciation and amortization	(3,579,446)	(3,621,740)	(3,461,115)
Share of profit of equity-accounted investees, net	649,569	133,297	273,741
Income tax expense	(2,213,827)	(224,272)	(1,088,369)
Impairment loss on property, plant and equipment and others	(535,848)	(229,846)	(704,756)
Other significant items	(5,827,135)	(4,209,184)	(5,383,826)
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income tax expense	(62,500)	(74,685)	(80,218)
Assets	2,411,729	2,518,590
Liabilities	236,833	263,490
Interest expenses	605	806	806
Depreciation and amortization	(88,927)	(102,385)	(109,941)
Income tax expense	25,719	27,655	28,917
Impairment loss on property, plant and equipment and others		(761)
Other significant items	(62,603)	(74,685)	(80,218)
Income tax expense [member]
Disclosure of operating segments [line items]
Profit before income tax expense	2,220,183	236,934	1,070,641
Basis difference [member]
Disclosure of operating segments [line items]
Revenue	(323,144)	(326,118)	418,861
Profit before income tax expense	(26,264)	(52,322)	73,256
Assets	827,276	596,703
Liabilities	918,253	667,772
Income tax expense	6,356	12,662	(17,728)
Other significant items	6,356	12,662	(17,728)
Total Assets [Member]
Disclosure of operating segments [line items]
Assets	92,298,890	79,683,676
Total Liabilities [Member]
Disclosure of operating segments [line items]
Liabilities	37,584,924	32,080,153
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	123,039,762	89,748,804	101,104,207
Profit before income tax expense	7,437,950	1,312,569	1,324,046
Assets	117,387,205	101,272,738	102,502,209
Liabilities	46,593,859	38,937,462	40,324,920
Interest income	318,241	404,942	399,592
Interest expenses	(514,474)	(725,487)	(871,655)
Depreciation and amortization	(3,685,343)	(3,661,357)	(3,425,677)
Share of profit of equity-accounted investees, net	(389,336)	(609,003)	(1,027,435)
Income tax expense	(2,330,427)	(300,378)	(1,035,769)
Impairment loss on property, plant and equipment and others	(352,586)	(78,257)	(634,745)
Other significant items	(6,953,925)	(4,969,540)	(6,595,689)
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of operating segments [line items]
Assets	(15,532,200)	(14,697,612)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	(46,707,417)	(31,956,008)	(36,737,359)
Profit before income tax expense	(179,560)	550,268	738,809
Assets	(12,795,120)	(10,006,743)
Liabilities	(10,164,021)	(7,788,571)
Interest income	(25,998)	(32,768)	(47,208)
Interest expenses	74,043	85,884	115,138
Depreciation and amortization	194,824	142,002	74,503
Share of profit of equity-accounted investees, net	1,038,905	742,300	1,301,176
Income tax expense	84,525	35,789	(63,789)
Impairment loss on property, plant and equipment and others	(183,262)	(150,828)	(70,011)
Other significant items	₩ 1,183,037	₩ 822,379	₩ 1,309,809